Related parties (Tables)	12 Months Ended
Jun. 30, 2024
Related party [Abstract]
Disclosure of transactions between related parties	Breakdown of assets and liabilities:

	2024	2023

Assets
Trade receivables (i)	7,713	24,487
Advances to suppliers (i)	28	—

Total assets	7,741	24,487

Liabilities
Trade payables (i)	2,793	1,675
Advances from customers (i)	1,046	—
Payables for the acquisition of subsidiaries (ii)	73,703	100,287

Total liabilities	77,542	101,962
(i)Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related parties customers.
(ii)Payments in installments to the non-controlling shareholders related to certain business combinations as described in Note 21.
(b)Statements of profit or loss

	2024	2023	2022

Revenue from sales of products (i)	23,152	33,032	13,046
Monitoring expenses (ii)	(17,500)	(18,681)	(2,504)
Interest on payables for the acquisition of subsidiaries	(4,356)	(4,841)	—
Other expenses	(2,924)	(2,374)	(1,417)

Total	(1,628)	7,136	9,125
(i)Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related party customers.
(ii)Expenses paid to the Parent in relation to management support services rendered by the investee Gestão e Transformação S.A. in connection with acquisition transactions.
(c)Key management personnel compensation

	2024	2023	2022

Wages	17,497	14,268	11,164
Direct and indirect benefits	1,237	690	427
Variable compensation (bonuses)	16,737	25,478	3,992
Short-term benefits	35,471	40,436	15,583

Share-based payment benefits	15,647	14,533	—

Total	51,118	54,969	15,583